Cash At Bank And Restricted Cash - Disclosure of Cash At Bank (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 43,882,127	¥ 34,743,188	¥ 24,158,568
Less: Provision for impairment losses	(2,115)	(3,392)	¥ (185)
Demand deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	26,524,195	22,355,054
Demand deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	24,509,888	18,132,859
Demand deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	1,985,271	4,137,462
Demand deposits | HKD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	13,586	43,697
Demand deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	15,450	37,385
Demand deposits | SGD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	0	3,651
Time deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	17,360,047	12,391,526
Time deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	17,248,631	11,659,866
Time deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	0	637,884
Time deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash at bank	¥ 111,416	¥ 93,776